DERIVATIVES FINANCIAL INSTRUMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DERIVATIVES FINANCIAL INSTRUMENTS [Abstract]
Changes in fair value of derivatives	$ (369,309)	$ (5,173,903)	$ 2,919,710
Notional amount of outstanding foreign exchange forward contracts	6,600,000	2,600,000
Foreign exchange forward contract	$ (72,501)	$ 249,139